Segment information	12 Months Ended
Dec. 31, 2023
Segment information
Segment information

5. Segment information

Management has identified one single operating segment, related to the discovery, development and commercialization of small-molecule pharmaceutical products.

Information about products, services and major customers

External income of the Group for the years ended December 31, 2023, 2022 and 2021 is derived from the business of discovery, development and commercialization of pharmaceutical products. Income was earned from rendering of research services to a pharmaceutical company and grants earned.

Information about geographical areas

External income is exclusively recorded in the Swiss operating company.

Analysis of revenue from contract with customer and other income by nature is detailed as follows:

	2023	2022	2021
Collaborative research funding	1,612,953	1,422,438	2,916,308
Grants earned	29,881	—	218,330
Other service income	4,235	22,521	18,667
Total	1,647,069	1,444,959	3,153,305

Analysis of revenue from contract with customer and other income by major counterparties is detailed as follows:

	2023	2022	2021
Indivior PLC	1,612,953	1,422,438	2,916,308
Eurostars/Innosuisse	29,881	—	218,330
Other counterparties	4,235	22,521	18,667
Total	1,647,069	1,444,959	3,153,305

For more detail, refer to note 15, “Revenue from contract with customer” and note 16 “Other Income”.

The geographical allocation of long-lived assets is detailed as follows:

	December 31,	December 31,
	2023	2022
Switzerland	406,946	452,732
France	334	357
Total	407,280	453,089

The geographical analysis of operating costs is as follows:

	2023	2022	2021
Switzerland	11,912,110	21,933,056	18,619,123
United States of America	11,890	27,513	33,016
France	4,368	4,597	7,083
Total operating costs (note 17)	11,928,368	21,965,166	18,659,222

There was capital expenditure of CHF 6,842 in 2023 and CHF 581 in 2022.